Nelson Mullins Riley & Scarborough LLP Attorneys and Counselors at Law 101 Constitution Avenue, NW / Suite 900 / Washington, DC 20001 Tel: 202.712.2800 Fax: 202.712.2857 www.nelsonmullins.com	Jonathan H. Talcott Tel: 202.712.2806 Jon.talcott@nelsonmullins.com

October 5, 2012

By EDGAR and Hand Delivery

Kevin C. Rupert, Accountant

Division of Investment Management

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Washington, DC 20549

Re:	Monroe Capital Corporation

Form N-2

Initially Filed March 3, 2011

File Nos. 333-172601; 814-00866

Dear Mr. Rupert:

In connection with the submission of Amendment No. 6 to the Registration Statement on Form N-2 of Monroe Capital Corporation dated October 5, 2012, please find enclosed three complete clean copies of the Form N-2/A, as well as one clean and two marked courtesy copies of the Form N-2/A without exhibits. This amendment was filed for the purpose of updating the financial information to reflect the audited special purpose schedule of investments as of September 30, 2012 and the audited and unaudited statement of assets and liabilities as of March 31, 2012 and September 30, 2012, respectively.

Please direct any questions or further communications relating to the enclosed to the undersigned at (202) 712-2806. Thank you for your attention to this matter.

Very truly yours,

/s/ Jonathan H. Talcott

Jonathan H. Talcott

cc:	Theodore Koenig w/o enclosure

Aaron Peck w/o enclosure

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